Fair value of financial instrument - Additional Information (Detail) $ in Millions	3 Months Ended
Jul. 31, 2019 CAD ($)
Trading Securities [member] | US state, municipal and agencies debt - issued or guaranteed [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Transfers out of Level 1 to Level 2	$ 610
Personal deposits [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Transfers out of Level 3 to Level 2	$ 149